LOANS AND ADVANCES TO FINANCIAL INSTITUTIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Reverse repurchase agreements (1)	R$ 178,260,906	R$ 186,599,349
Loans to financial institutions	18,160,221	18,504,300
Expected credit loss	(187,829)	(990)
Total	196,233,298	205,102,659
Financial investments guarantee amount	R$ 151,175,863	R$ 127,843,191